SHORT-TERM AND LONG-TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2014
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Schedule of Debt
	As of December 31,
	2013	2014
	US$	US$

Short-term loans	90,000	80,750

Long-term loans	180,750	100,000